Loans	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
LOANS

Note 12 – LOANS

Loans and related guarantees are comprised of the following:

	December 31, 2018	December 31, 2017
Bank of Qingdao, Yantai Branch	$-	$1,536,948
Industrial and Commercial Bank of China, Yantai Economic Development Zone Branch	4,362,748	4,610,845
Bank of China, Yantai Bonded Port Area Branch	1,163,399	1,229,559
Huaxia Bank Co., Ltd., Yantai Xingfu Branch	1,454,250	1,536,948
Qingdao Yikou Industrial Automation Equipment Co., Ltd.	157,059	-
Qingdao Hongjiatai Machinery Engineering Co., Ltd.	305,392	-
Yantai Guotai Investment Limited Company ("Yantai Guotai")	727,125	-
Volkswagen Finance (China) Co., Ltd.	10,455	-
eCapital (China) Leasing Co., Ltd.	-	88,266
Total short term loans	8,180,428	9,002,566
Bank of Qingdao, Yantai Branch	3,635,623	-
Qingdao Metro Finance Leasing Co., Ltd.	3,635,623	-
Volkswagen Finance (China) Co., Ltd.	23,638	29,181
Total loans	15,475,312	9,031,747
Less: short term loans and current portion of long term loans	10,867,111	9,020,697
Less: unamortized debt issuance costs	158,312	-
Long term loans - due over one year	$4,449,889	$11,050

On November 1, 2017, the Company entered into a loan agreement with the Bank of China, Yantai Bonded Port Area Branch to borrow approximately $1,229,559 (RMB 8,000,000) due on November 1, 2018 for working capital purposes. The loan bears an annual interest rate of 5.873% payable quarterly in arrears and pledged with an apartment owned by Yue Zhang. The loan was also jointly guaranteed by Yantai Runtai Medical Co., Ltd. ("Runtai"), Yuebiao Li and his wife, Xiaojun Chen, husband of Zhuo Zhang, and Yue Zhang. The Company paid off the loan in full on October 17, 2018. On October 29, 2018 the Company entered into another loan with the same bank in the amount of approximately $ 1,147,866 (RMB 8,000,000) due on October 28, 2019 for working capital purposes. The loan bears an annual interest rate of 5.170% payable quarterly and pledged with an apartment owned by Yue Zhang. The loan was also jointly guaranteed by Runtai, Yuebiao Li and his wife and Xiaojun Chen.

On June 28, 2017, the Company entered into a loan agreement with the Huaxia Bank Co., Ltd. Yantai Xingfu Branch to borrow approximately $1,536,948 (RMB 10,000,000) at an annual interest rate of 5.655% payable monthly for the period from June 28, 2017 to June 28, 2018. The loan is guaranteed by Runtai, Yuebiao Li and his wife and Zhuo Zhang and her husband. In addition, the Company pledged certain inventories with original cost of approximately $3,110,863 (RMB 20,240,449). The Company paid off the loan in full on June 29, 2018. On July 3, 2018, the Company entered into another loan agreement with the same bank to borrow approximately $1,507,251 (RMB 10,000,000) at an annual interest rate of 5.655% payable monthly for the period from July 3, 2018 to July 3, 2019. The loan is guaranteed by Runtai.

On August 29, 2017, the Company entered into a loan agreement with Bank of Qingdao, Yantai Branch to borrow approximately $1,536,948 (RMB 10,000,000) for working capital purposes. The loan is due on August 28, 2018 with a fixed annual interest rate of 5.655%. The loan is guaranteed by Yantai Financing Guarantee Co., Ltd., Yuebiao Li and his wife, and Zhuo Zhang. The land use rights transferred from Yantai Aotesai Energy Ltd. were pledged to obtain the guarantee provided by Yantai Financing Guarantee Co., Ltd. The Company paid off the loan in full on May 7, 2018.

On September 28, 2017, the Company entered into a loan agreement to borrow approximately $4,610,845 (RMB 30,000,000) from Industrial and Commercial Bank of China, Yantai Economic Development Zone Branch, for the period from September 28, 2017 to September 25, 2018. The loan bears an annual interest rate of 5.003% and is pledged with a certificate of deposit in the amount of $5,100,000 using the funds from IPO by Newater HK. The loan was repaid in full on September 30, 2018. On September 30, 2018, the Company entered into two loan agreements to borrow approximately $1,165,071 (RMB 8,000,000) and $3,203,945 (RMB 22,000,000) from the same bank, respectively. These two loans bears an annual interest rate of 4.785% and are pledged with certificates of deposit in the amount of $1,500,000 and $4,000,000 using the funds from IPO by Newater HK, respectively. The amount of the certificates of deposit were included in restricted cash, current portion in the consolidated balance sheets.

On July 16, 2018, the Company entered into a loan agreement to borrow approximately $311,154 (RMB 2,080,000) from Qingdao Yikou Industrial Automation Equipment Co., Ltd. for the period from July 16, 2018 to July 15, 2019 with an annual interest rate of 5.500%. The Company repaid approximately $144,322 (RMB 1,000,000) on November 22, 2018.

On July 13, 2018, the Company entered into a loan agreement to borrow approximately $1,032,374 (RMB 6,900,000) from Qingdao Hongjiatai Machinery Engineering Co., Ltd. for the period from July 13, 2018 to July 12, 2019 with an annual interest rate of 5.50%. On July 27, 2018, September 28, 2018 and November 15, 2018, the Company repaid approximately $146,817 (RMB 1,000,000), $436,336 (RMB 3,000,000) and $115,314 (RMB 800,000), respectively.

On December 24, 2018, the Company entered into a loan agreement to borrow approximately $724,915 (RMB 5,000,000) from Yantai Guotai for the period from December 24, 2018 to December 13, 2019 with an annual interest rate of 9.000% payable monthly.

During the year ended December 31, 2018, the Company obtained three short-term loans from Yantai Zexin Environmental Science and Technology Co., Ltd. in the total amount of approximately $2,400,981 (RMB 16,000,000) for working capital purposed. These loans bear annual interest rates of 6.000% payable monthly. As of December 31, 2018, the Company has paid off the loans in full.

On November 8, 2017, the Company entered into two loans agreements with Volkswagen Finance (China) Co., Ltd. ("Volkswagen Loans") in connection with acquisition of vehicles with net book value of $55,822 (RMB 363,200), which were pledged to secure the loans. The loans bear an effective interest rate of 9.090% per annum and are due in 24 months. The loans obtained pursuant to the agreements totaled $30,738 (RMB 200,000). For the years ended December 31, 2018 and 2017, the Company repaid in the total amount of approximately $17,835 (RMB 117,974) and $1,556 (RMB 10,131), respectively. On January 30, 2018, the Company entered into other three loans agreements with Volkswagen Finance (China) Co., Ltd. ("Volkswagen Loans II") in connection with acquisition of vehicles with net book value of approximately $81,583 (RMB 561,000). The loans bear an effective interest rate of 9.690% per annum and are due in 24 months. The loans obtained pursuant to the agreements totaled $52,161 (RMB 330,000). For the year ended December 31, 2018, the Company repaid in the total amount of approximately $28,013 (RMB 167,457). As of December 31, 2018 and 2017, current portion of the Volkswagen Loans and Volkswagen Loans II totaled $30,957 and $18,131, respectively, which has been included in the balance of loans due within one year in the accompanying consolidated balance sheets, and long term portion totaled $3,137 and $11,050, respectively, which has been included in the balance of long-term loans in the accompanying consolidated balance sheets.

On December 21, 2017, the Company entered into four loan agreements, each with a term of 12 months and an effective interest rate of 17.049% per annum with eCapital (China) Leasing Co., Ltd. ("eCapital Loans") in connection with acquisition of vehicles with net book value of $183,195 (RMB 1,191,941), which were pledged to secure the loan. Pursuant to the loan agreements, the Company borrowed a total amount of $192,580 (RMB 1,253,000), with monthly repayment payable in arrears. For the years ended December 31, 2018 and 2017, repayments of $86,822 (RMB 574,292) and $104,314 (RMB 678,708) were made, respectively. As of December 31, 2018 and 2017, the outstanding balance for eCapital Loans totaled $0 and $88,266, respectively.

On April 28, 2018, the Company obtained a loan from Qingdao Metro Leasing Co., Ltd. ("Qingdao Metro Loan I") in the amount of approximately $4,736,979 (RMB 30,000,000). The loan bears an annual interest rate of 6.00% payable quarterly and is due in 36 months. The loan is guaranteed by Yuebiao Li and his wife, Zhuo Zhang and her husband and pledged by the Company's equipment in the original cost of approximately $6,019,799 (RMB 38,124,292). In addition, the loan is also pledged by the 30% equity ownership of Jinzheng owned by Newater HK. The Company paid security deposit of approximately $473,698 (RMB 3,000,000) and debt issuance costs of approximately $284,219 (RMB 1,800,000) in cash. On July 19, 2018 and October 19, 2018, the Company repaid $369,846 (RMB 2,500,000) and $360,750 (RMB 2,500,000), respectively. As of December 31, 2018, current portion of the loan totaled $1,454,308, which has been included in the balance of loans due within one year in the accompanying consolidated balance sheet, and long term portion totaled $2,023,003, including $158,312 unamortized debt issuance costs has been included in the balance of long-term loans in the accompanying consolidated balance sheet.

On May 30, 2018, the Company entered into a three-year loan agreement with Bank of Qingdao, Yantai Branch to borrow approximately $3,894,514 (RMB 25,000,000) for the construction of a plant. The loan is due on May 30, 2021 with an annual interest rate of 6.5000% payable monthly. The loan was guaranteed by Yuebiao Li and pledged by the construction in progress of the Company with original book value of approximately $6,795,983 (RMB 46,731,900).

As of December 31, 2018, the Company's future loan obligations according to the terms of the loan agreement are as follows:

2019	$10,867,053
2020	2,669,260
2021	1,938,999
2022	-
2023 and thereafter	-
Total	$15,475,312

During the year ended December 31, 2018, the total interest cost incurred was $869,869, of which $658,290 was recognized as expense and $211,579 was capitalized in the construction of property, plant and equipment. During the years ended December 31, 2017 and 2016, the total interest cost incurred and charged to expense was $242,707 and $155,553, respectively.